Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified		12 Months Ended				1 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2008 Dish Network	Jun. 30, 2012 Dish Network	Jun. 30, 2012 Dish Network TerreStar Networks, Inc. ("TerreStar")	Jun. 30, 2011 Dish Network TerreStar Networks, Inc. ("TerreStar")	Mar. 31, 2012 Dish Network DBSD North America	Jun. 30, 2011 Dish Network DBSD North America	Jun. 30, 2012 Dish Network DBSD North America	Dec. 31, 2011 Dish Network Sprint Settlement Agreement
Commitments and Contingencies
Unrecognized tax benefits	$ 180
Spectrum Investments
Commitment by related party to acquire equity ownership (as a percent)						100.00%	100.00%
Purchase price of assets			2,860	1,382	1,375		1,400	1,364	114
Payment to acquire certain 700 MHz wireless licenses		$ 712